UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04448
______________________________________________

UBS Master Series, Inc.
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: February 28

Date of reporting period: November 30, 2007

Item 1. Schedule of Investments.

UBS Money Market Fund
Schedule of investments – November 30, 2007 (unaudited)

	Face
	amount ($)	Value ($)

US government and agency obligations—15.29%

Federal Home Loan Bank
4.320%, due 03/10/08[1]	174,000	171,954
4.300%, due 03/19/08[1]	150,000	148,083
4.474%, due 03/24/08[1]	105,000	103,539
4.885%, due 08/20/08	250,000	250,257
5.100%, due 09/19/08	250,000	250,926
Federal Home Loan Mortgage Corp.
4.400%, due 12/24/07[1]	173,000	172,556
4.950%, due 02/11/08[1]	181,000	179,258
4.470%, due 04/18/08[1]	191,000	187,751
Federal National Mortgage Association
4.740%, due 12/12/07[1]	335,000	334,603
5.140%, due 12/14/07[1]	343,000	342,461
5.000%, due 06/27/08[1]	417,000	405,011
US Treasury Bills
3.300%, due 02/21/08[1]	100,000	99,267
Total US government and agency obligations (cost—$2,645,666)		2,645,666

Certificates of deposit—2.89%

Banking-non-US—2.89%
Barclays Bank PLC
5.360%, due 01/18/08 (cost—$500,000)	500,000	500,000

Commercial paper[1]—21.96%

Banking-non-US—2.87%
KBC Financial Products International Ltd.
4.800%, due 02/14/08	250,000	247,567
Westpac Banking Corp.
4.830%, due 12/31/07	250,000	249,061
		496,628

Banking-US—7.17%
Calyon N.A., Inc.
5.100%, due 01/28/08	250,000	248,017
CBA (Delaware) Finance, Inc.
4.730%, due 01/07/08	250,000	248,850
Nordea N.A., Inc.
4.730%, due 02/14/08	250,000	247,602
San Paolo IMI US Financial Co.
4.900%, due 01/04/08	250,000	248,911
Societe Generale N.A., Inc.
4.750%, due 02/04/08	250,000	247,922
		1,241,302

Brokerage—1.42%
Greenwich Capital Holdings, Inc.
4.880%, due 04/29/08	250,000	244,984

Energy-integrated—1.43%
BP Capital Markets PLC
4.440%, due 03/03/08	250,000	247,194

UBS Money Market Fund
Schedule of investments – November 30, 2007 (unaudited)

	Face
	amount ($)	Value ($)

Commercial paper[1]—(concluded)

Finance-noncaptive diversified—3.11%
General Electric Capital Corp.
4.390%, due 08/21/08	300,000	290,415
International Lease Finance Corp.
4.750%, due 01/16/08	250,000	248,549
		538,964

Food/beverage—1.44%
Nestle Finance France SA
4.510%, due 01/28/08	250,000	248,246

Insurance-multiline—3.11%
Hartford Financial Services Group, Inc.
4.550%, due 12/07/07	292,000	291,852
Swiss RE Financial Products
4.850%, due 02/27/08	250,000	247,104
		538,956

Pharmaceuticals—1.41%
Pfizer, Inc.
4.410%, due 05/28/08	250,000	244,579
Total commercial paper (cost—$3,800,853)		3,800,853

Short-term corporate obligations—2.89%

Asset backed-securities—2.89%
K2 (USA) LLC
4.652%, due 12/17/07[2,3] (cost—$500,012)	500,000	500,012

Repurchase agreements—60.48%

Repurchase agreement dated 11/30/07 with Barclays Bank PLC, 4.530% due 12/03/07, collateralized by $4,960,000 Federal Home Loan Mortgage Corp. obligations, 5.125% due 10/23/12; (value—$5,100,107); proceeds: $5,001,888	5,000,000	5,000,000

Repurchase agreement dated 11/30/07 with Deutsche Bank Securities, Inc., 4.550% due 12/03/07, collateralized by $5,400,000 Federal Home Loan Bank obligations, 5.300% to 5.450% due 09/04/12 to 06/26/23; (value—$5,510,415); proceeds: $5,402,048	5,400,000	5,400,000

Repurchase agreement dated 11/30/07 with State Street Bank & Trust Co., 2.850% due 12/03/07, collateralized by $1,267 US Treasury Bonds, 4.750% due 02/15/37 and $63,747 US Treasury Notes, 4.750% due 12/31/08; (value—$67,345); proceeds: $66,016	66,000	66,000

Total repurchase agreements (cost—$10,466,000)		10,466,000

Total investments (cost—$17,912,531 which approximates cost for federal income tax purposes)[4]—103.51%		17,912,531

Liabilities in excess of other assets—(3.51)%		(606,687)

Net assets (applicable to 13,104,626; 372,471 and 3,820,763 shares of common stock outstanding of Class A, Class B and Class C, respectively, each equivalent to $1.00 per share)—100.00%		17,305,844

UBS Money Market Fund
Schedule of investments – November 30, 2007 (unaudited)

1	Interest rates shown are the discount rates at date of purchase.

2	Variable rate security. The maturity date reflects earlier of reset date or stated maturity date. The interest rate shown is the current rate as of November 30, 2007 and reset periodically.

3

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 2.89% of net assets as of November 30, 2007, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4

Investments are valued at amortized cost, unless the Fund’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Issuer breakdown by country of origin

Percentage of total investments (%)

United States	88.9

United Kingdom	5.5

Switzerland	2.8

Australia	1.4

Belgium	1.4

Total	100.0

Weighted average maturity — 41 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated August 31, 2007.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Master Series, Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 29, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 29, 2008